Deferred Tax Assets and Liabilities	12 Months Ended
Dec. 31, 2024
Textblock 1 [Abstract]
Deferred Tax Assets and Liabilities
23.
Deferred Tax Assets and Liabilities
(a)
Details of the recovery and settlement timings for deferred tax assets and liabilities as of December 31, 2023 and 2024 are as follows:

(In millions of won)
	2023		2024
Deferred tax assets
Deferred tax asset to be recovered after more than 12 months	₩	3,879,071	3,694,831
Deferred tax asset to be recovered within 12 months		370,009	493,850
Total deferred tax assets		4,249,080	4,188,681
Deferred tax liabilities
Deferred tax liability to be settled after more than 12 months	₩	588,669	496,851
Deferred tax liability to be settled within 12 months		99,619	187,653
Total deferred tax liabilities		688,288	684,504
Deferred tax assets after offsetting	₩	3,560,792	3,504,177

23.
Deferred Tax Assets and Liabilities, Continued
(b)
Changes in deferred tax assets and liabilities for the years ended December 31, 2023 and 2024 are as follows:

(In millions of won)
	January 1, 2023		Profit or loss for 2023	Other comprehensive loss for 2023	December 31, 2023	Profit or loss for 2024	Other comprehensive income (loss) and others for 2024	Classified as held for sale	December 31, 2024
Other accounts receivable	₩	(2,009)	1,948	—	(61)	(4,409)	—	—	(4,470)
Inventories		62,014	(10,286)	—	51,728	12,897	—	(1,498)	63,127
Defined benefits assets and others		(95,850)	20,915	(14,818)	(89,753)	53,721	22,368	—	(13,664)
Subsidiaries and associates		(252,375)	183,130	(20,404)	(89,649)	(3,731)	(56,999)	—	(150,379)
Accrued expenses		111,293	(13,426)	—	97,867	8,902	—	(176)	106,593
Tangible and Intangible Assets		708,093	(130,785)	—	577,308	(58,721)	—	60,747	579,334
Provisions		57,210	(17,624)	—	39,586	(4,666)	—	—	34,920
Other temporary differences		86,252	(27,521)	—	58,731	(8,413)	—	(15,100)	35,218
Tax loss carryforwards		1,795,132	971,688	—	2,766,820	14,365	—	(72,338)	2,708,847
Tax credit carryforwards		170,971	(22,756)	—	148,215	(3,564)	—	—	144,651
Deferred tax assets (liabilities)	₩	2,640,731	955,283	(35,222)	3,560,792	6,381	(34,631)	(28,365)	3,504,177

(c)
Details of deductible (taxable) temporary differences, tax credit carryforwards and tax credit carryforwards unrecognized as deferred tax assets (liabilities) as of December 31, 2024, are as follows:

(In millions of won)
	Amount	Reason
Investments with its subsidiary	(1,125,864)	Unlikely to reverse (dispose of) in the foreseeable future
Tax credit carryforwards (*1)	949,968	Uncertainty of future taxable profit
Tax loss carryforwards (*2)	2,946,346	Uncertainty of future taxable profit

(*1) Unrecognized tax credit carryforwards due to the low probability of realization in the future as of December 31, 2024, will be expired from 2025.

(*2) Unrecognized tax loss carryforwards due to the low probability of realization in the future as of December 31, 2024, will be expired from 2029.